Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Notes and other explanatory information [abstract]
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%
Statutory income tax rates applied to accounting income	$ 3,831	$ 2,739
Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	636	518
Permanent differences and other items	2,612	993
Benefit of tax losses not recognized	812	2,576
Total provision for income taxes	$ 7,891	$ 6,826